Income Taxes - Schedule of (benefit from) provision for income taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Deferred tax (benefit) expense:
U.S. federal	$ 465,518	$ 28,719
Income tax provision	$ 0	0
Gelesis
Current tax expense:
Foreign		17,000	$ (24,000)
Total current tax expense (benefit)		17,000	(24,000)
Deferred tax (benefit) expense:
Foreign			2,063,000
Total deferred tax benefit			2,063,000
Income tax provision		$ 17,000	$ 2,039,000